CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011
Stockholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares outstanding (in shares)	0.0
Class P [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,000,000,000
Common stock, shares issued (in shares)	170,921,140
Common stock, shares outstanding (in shares)	170,921,140
Class A [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	707,000,000
Common stock, shares issued (in shares)	535,972,387
Common stock, shares outstanding (in shares)	535,972,387
Class B [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	94,132,596
Common stock, shares outstanding (in shares)	94,132,596
Class C [Member]
Stockholders' Equity
Common stock, par value (in dollars per share)	$ 0.01
Common stock, shares authorized (in shares)	2,462,927
Common stock, shares issued (in shares)	2,318,258
Common stock, shares outstanding (in shares)	2,318,258